PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
PENSION AND OTHER POST-RETIREMENT BENEFITS
Costs associated with the defined contribution benefit plans	$ 30,100,000	$ 29,900,000	$ 27,800,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	130,284,000	162,535,000
Pension and post-retirement benefits	(502,693,000)	(481,230,000)
Pension Benefits
Net periodic cost of defined benefit plans
Service cost	25,935,000	30,979,000	23,425,000
Interest cost	53,030,000	47,688,000	49,135,000
Expected return on plan assets	(83,702,000)	(73,144,000)	(68,511,000)
Amortization of prior service cost	(4,971,000)	(5,079,000)	(5,079,000)
Recognized actuarial (gain) loss	12,697,000	34,019,000	20,130,000
Curtailment charge		6,000
Net periodic cost	2,989,000	34,469,000	19,100,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	37,400,000	42,300,000
Unrecognized actuarial gains (losses)	(343,400,000)	(265,300,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	4,900,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	18,500,000
Change in benefit obligation:
Benefit obligation at beginning of year	1,098,060,000	1,192,369,000
Service cost	25,935,000	30,979,000	23,425,000
Interest cost	53,030,000	47,688,000	49,135,000
Actuarial loss (gain)	108,047,000	(125,072,000)
Benefits paid	(49,303,000)	(47,904,000)
Benefit obligation at end of year	1,235,769,000	1,098,060,000	1,192,369,000
Changes in fair value
Fair value of plan assets at beginning of year	1,087,315,000	939,230,000
Actual return on plan assets	101,025,000	170,116,000
Employer contributions	29,728,000	25,873,000
Benefits paid	(49,303,000)	(47,904,000)
Fair value of plan assets at end of year	1,168,765,000	1,087,315,000	939,230,000
Funded status at end of year	(67,004,000)	(10,745,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	130,284,000	162,535,000
Employee related expenses	(4,532,000)	(4,159,000)
Pension and post-retirement benefits	(192,756,000)	(169,121,000)
Net amount recognized	(67,004,000)	(10,745,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	197,300,000	173,300,000
Accumulated benefit obligation	186,100,000	161,400,000
Fair value of plan assets	0	0
Pension Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	8 years
Pension Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	22 years
Post-retirement Benefits
Net periodic cost of defined benefit plans
Service cost	1,963,000	2,494,000	2,272,000
Interest cost	15,279,000	14,910,000	17,910,000
Amortization of prior service cost	(1,337,000)	(1,332,000)	3,561,000
Recognized actuarial (gain) loss	(2,000)	7,719,000	(3,000)
Net periodic cost	15,903,000	23,791,000	23,740,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service credit	4,200,000	5,500,000
Unrecognized actuarial gains (losses)	(30,300,000)	(29,300,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	1,300,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	0
Change in benefit obligation:
Benefit obligation at beginning of year	334,447,000	389,512,000
Service cost	1,963,000	2,494,000	2,272,000
Interest cost	15,279,000	14,910,000	17,910,000
Plan amendments		(68,000)
Actuarial loss (gain)	927,000	(51,290,000)
Employee contributions	2,715,000	2,512,000
Medicare Part D subsidy	1,941,000	2,217,000
Benefits paid	(26,431,000)	(25,840,000)
Benefit obligation at end of year	330,841,000	334,447,000	389,512,000
Changes in fair value
Employee contributions	2,715,000	2,512,000
Employer contributions	23,716,000	23,328,000
Benefits paid	(26,431,000)	(25,840,000)
Funded status at end of year	(330,841,000)	(334,447,000)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(20,904,000)	(22,338,000)
Pension and post-retirement benefits	(309,937,000)	(312,109,000)
Net amount recognized	$ (330,841,000)	$ (334,447,000)
Post-retirement Benefits | Minimum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	6 years
Post-retirement Benefits | Maximum
Accumulated benefit obligation in excess of plan assets
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	18 years